Prepaid expenses and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current:
Guarantee deposits		¥ 116,535	$ 16,949	¥ 52,385
Amounts due from third-party payment platforms	[1]	85,127	12,381	204,231
Prepaid rental and deposits		49,893	7,257	72,186
Others		308,610	44,887	104,795
Total		560,165	81,474	433,597
Non-current:
Guarantee Deposits		2,000	291	0
Prepaid rental and deposits		5,606	815	8,048
Total		¥ 7,606	$ 1,106	¥ 8,048

[1]	Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2017 and 2018.